FAIR VALUE MEASUREMENT - Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other current liabilities - contingent payment for a business combination
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	$ (521)	$ (729)
Other current liabilities - contingent payment for a business combination | Level 3
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(521)	(729)
Other Current Payables, Hedge Instruments [Member]
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(74)	(66)
Other Current Payables, Hedge Instruments [Member] | Level 1
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(74)	(66)
Other long-term liabilities - contingent payment for a business combination
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(433)	(1,377)
Other long-term liabilities - contingent payment for a business combination | Level 3
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(433)	(1,377)
Warrants
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(3,522)
Warrants | Level 1
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(3,522)
Other current receivables - hedge instruments
FAIR VALUE MEASUREMENT
Assets measured at fair value	25	12
Other current receivables - hedge instruments | Level 1
FAIR VALUE MEASUREMENT
Assets measured at fair value	$ 25	$ 12